LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
LONG-TERM INVESTMENTS
Equity investments without readily determinable fair values	¥ 45,085	$ 6,909	¥ 22,160
Equity method investments	187,935	28,802	42,788
Available-for-sale debt securities	80,000	12,261
Total	¥ 313,020	$ 47,972	¥ 64,948